Other liabilities - Schedule of Changes in Asset Retirement Obligations (Detail) - APR Energy [Member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Asset Retirement Obligation [Line Items]
Asset retirement obligations, beginning balance	$ 0.0
Liabilities acquired	45.9
Liabilities incurred	5.3
Liabilities settled	(6.6)
Provision reassessment	(2.9)
Accretion expense	0.6
Asset retirement obligations, ending balance	$ 42.3